UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933 .

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 338-3383 .

Date of fiscal year end: June 30 .

Date of reporting period: 7/1/12 to 12/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2012 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	PRIME SERIES FINANCIAL HIGHLIGHTS

7	PRIME SERIES FINANCIAL STATEMENTS

13	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

14	GOVERNMENT SERIES FINANCIAL STATEMENTS

18	NOTES TO FINANCIAL STATEMENTS

25	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

28	INFORMATION ABOUT FUND EXPENSES

30	OTHER FUND INFORMATION

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2012 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the period ended December 31, 2012. Safety of principal and liquidity remain our top priorities when managing the Trust’s portfolios. Despite a low interest-rate environment, the Trust continues to generate relatively competitive yields.

Economic Update

Over the last year, the European debt crisis continued to loom in the headlines, creating an uncertain situation for the financial markets. The theme for most European governments was to seek to reduce their deficits through fiscal austerity—cutting back government spending—in hopes that lower deficits would lead to lower interest rates and stimulate economic growth. As a back-stop, the European Central Bank committed to purchasing unlimited amounts of European sovereign debt. Despite these efforts, market participants remain concerned about what the future holds for the euro zone. Many of the eurozone economies are still contracting, and bond yields for the peripheral nations are still elevated as a result of the perceived risk of the securities. The resulting flight to quality has kept downward pressure on yields for the types of short-term, high-quality investments permitted for the Trust.

Developing economies have also slowed, in part because of weak demand in the euro zone for their goods. This is certainly true for China, the world’s second largest economy, where growth slowed from more than 10% in 2010 and 2011 to barely 8% last year. While the Chinese economy appears to have stabilized, political risk remains as new leadership assumes power and the territorial dispute between China and Japan over the Senkaku Islands continues.

In the United States, forward momentum is gradually building for the U.S. economy. The housing market continues to improve, as new-home sales, housing starts, and home prices all point upward. Auto sales are strong, and state and local government revenues are growing after three years of decline. Gross domestic product (GDP) in 2012 likely grew at around 2%; by the end of 2013 the pace could reach 3%. Last-minute action by Congress extended most of the Bush-era tax cuts and relieved investors’ worries that fiscal policies would drive the economy back into recession. However, now that the fiscal cliff has been surmounted, the focus has shifted toward addressing the federal debt ceiling and spending cuts in order to avoid future economic and market disruptions. The Federal Reserve (Fed) continues to purchase $40 billion per month in mortgage-backed bonds and initiated further quantitative easing with an open-ended program to buy $45 billion in Treasuries each month in support of the still fragile economic recovery. For the first time, the Fed tied the continuation of these programs to goals for unemployment (below 6.5%) and inflation (no more than 2.5%).

Interest Rates

If the unemployment rate trends toward 6.5%, long-term interest rates could rise modestly, but short-term rates remain pegged to the Federal Funds rate, which has been in the 0% to 0.25% range since 2008. The Fed has reiterated its guidance that short-term rates will remain at this level until mid-2015; there is good reason to believe that these conditions will remain in place for all of 2013 and perhaps beyond. Money market rates may fall even lower as cash moves out of insured bank deposits due to the expiration of the Transaction Account Guarantee Program.

PFM Funds Semi-Annual Report | December 31, 2012    1

Fund Strategy

With the Fed indicating that short-term rates will remain low through at least mid-2015, yields on the Trust’s portfolios will likely remain close to year-end levels for the foreseeable future. With overnight rates near zero, we will look for opportunities to enhance yield by maintaining the weighted average maturity toward the maximums permitted, as long as we perceive adequate value in longer-dated investments and the prospect for stable rates. For Government Series, we will seek to offset the historically low yields on U.S. Treasury and Federal Agency securities by employing short-term repurchase agreements, not just for liquidity but also for yield. In Prime Series, we will seek to capitalize on the yield advantage available in high-quality commercial paper and other money market instruments. Given the global uncertainty, we will continue to exercise caution as we scrutinize the creditworthiness of all investment options available to the Fund.

As always, we will seek to execute investment strategies nimbly and cautiously, while aiming to meet investors’ needs by adhering to the principles of safety and liquidity.

We understand that these are challenging times for our investors and we thank you for doing business with us. We look forward to continuing our work as Investment Manager to the Trust in developing and implementing effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

December 31, 2012

 2    PFM Funds Semi-Annual Report | December 31, 2012

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Six Months Ended December 31,		Year Ended June 30,
	2012		2012	2011	2010	2009(1)	2008
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.001		0.003	0.003	0.003	0.017	0.044
Total From Operations	0.001		0.003	0.003	0.003	0.017	0.044
Less: Distributions
Net Investment Income	(0.001)		(0.003)	(0.003)	(0.003)	(0.017)	(0.044)
Total Distributions	(0.001)		(0.003)	(0.003)	(0.003)	(0.017)	(0.044)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.15	%(3)	0.26%	0.26%	0.32%	1.74%	4.48%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,259,256		$4,261,742	$3,535,443	$3,283,797	$3,699,739	$3,622,501
Ratio of Expenses to Average
Net Assets	0.08	%(2)	0.09%	0.09%	0.09%	0.12%	0.08%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.09	%(2)	0.10%	0.10%	0.10%	0.13%	0.08%
Ratio of Net Investment Income
to Average Net Assets	0.28	%(2)	0.25%	0.26%	0.31%	1.71%	4.39%
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	0.27	%(2)	0.24%	0.25%	0.30%	1.70%	4.39%

(1)	On September 29, 2008, SNAP® Fund was renamed Prime Series and shares of SNAP® Fund became shares of the SNAP Fund Class of Prime Series.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    3

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - Institutional Class

	Six Months Ended					September 29,
	December 31,		Year Ended June 30,			2008(1) through
	2012		2012	2011	2010	June 30, 2009
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.001		0.002	0.002	0.002	0.010
Total From Operations	0.001		0.002	0.002	0.002	0.010
Less: Distributions
Net Investment Income	(0.001)		(0.002)	(0.002)	(0.002)	(0.010)
Total Distributions	(0.001)		(0.002)	(0.002)	(0.002)	(0.010)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	0.10	%(3)	0.18%	0.18%	0.23%	1.02	%(3)
Ratios/Supplemental Data
Net Assets,
End of Period (000)	$2,444,227		$1,947,637	$1,724,797	$1,205,815	$1,012,800
Ratio of Expenses to
Average Net Assets	0.16	%(2)	0.16%	0.16%	0.17%	0.21	%(2)
Ratio of Expenses to
Average Net Assets
Before Fee Waivers	0.16	%(2)	0.16%	0.16%	0.17%	0.21	%(2)
Ratio of Net Investment
Income to Average Net Assets	0.20	%(2)	0.17%	0.18%	0.23%	1.20	%(2)
Ratio of Net Investment
Income to Average Net
Assets Before Fee Waivers	0.20	%(2)	0.17%	0.18%	0.23%	1.20	%(2)

(1)	The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

 4    PFM Funds Semi-Annual Report | December 31, 2012

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - Independent Schools and Colleges Class

	Six Months
	Ended					May 11, 2009 (1)
	December 31,		Year Ended June 30,			through
	2012		2012	2011	2010	June 30, 2009
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.001		0.001	0.002	0.002	0.001
Total From Operations	0.001		0.001	0.002	0.002	0.001
Less: Distributions
Net Investment Income	(0.001)		(0.001)	(0.002)	(0.002)	(0.001)
Total Distributions	(0.001)		(0.001)	(0.002)	(0.002)	(0.001)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return	0.09	%(3)	0.21%	0.18%	0.23%	0.06	%(3)
Ratios/Supplemental Data
Net Assets,
End of Period	$5,711,211		$4,759,401	$3,768,774	$6,633,007	$1
Ratio of Expenses to
Average Net Assets	0.19	%(2)	0.14%	0.17%	0.17%	0.25	%(2)
Ratio of Expenses to
Average Net Assets
Before Fee Waivers	0.26	%(2)	0.22%	0.30%	0.31%	0.29	%(2)
Ratio of Net Investment
Income to Average Net Assets	0.18	%(2)	0.20%	0.19%	0.17%	0.45	%(2)
Ratio of Net Investment
Income to Average Net
Assets Before Fee Waivers	0.11	%(2)	0.12%	0.06%	0.03%	0.41	%(2)

(1)	The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    5

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - Colorado Investors Class

			July 14, 2011(1)
	Six Months Ended		through
	December 31, 2012		June 30, 2012
Net Asset Value, Beginning of Period	$1.000		$1.000
Income From Investment Operations
Net Investment Income	0.001		0.002
Total From Operations	0.001		0.002
Less: Distributions
Net Investment Income	(0.001)		(0.002)
Total Distributions	(0.001)		(0.002)
Net Asset Value, End of Period	$1.000		$1.000
Total Return	0.13	%(3)	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$178,549		$161,424
Ratio of Expenses to Average Net Assets	0.12	%(2)	0.12	%(2)
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.16	%(2)	0.17	%(2)
Ratio of Net Investment Income to
Average Net Assets	0.24	%(2)	0.25	%(2)
Ratio of Net Investment Income to Average
Net Assets Before Fee Waivers	0.20	%(2)	0.20	%(2)

(1)	The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.

(2)	Annualized.

(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

 6    PFM Funds Semi-Annual Report | December 31, 2012

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2012

			Face
			Amount	Value
Certificates of Deposit (46.6%)
Australian & New Zealand Banking Group (NY)
0.20%		3/20/13	$62,000,000	$61,999,999
0.56%		5/29/13	50,000,000	50,000,000
Bank of Montreal (Chicago)
0.36%		1/2/13	35,000,000	35,000,000
0.23%		2/14/13	62,300,000	62,299,455
Bank of Nova Scotia (Houston)
0.25%		4/11/13	38,000,000	37,999,472
0.55%	(1)	6/13/13	75,000,000	75,000,000
0.66%	(1)	9/17/13	52,000,000	52,118,517
0.52%	(1)	10/18/13	45,000,000	45,063,812
Barclays Bank (NY)
0.32%		3/20/13	200,000,000	200,000,000
0.30%		4/11/13	10,000,000	10,000,000
BNP Paribas Bank (NY)
0.22%		2/13/13	100,000,000	100,000,000
0.21%		2/25/13	75,000,000	75,000,000
0.21%		2/28/13	35,000,000	35,000,000
Branch Banking & Trust
0.49%		10/1/13	85,000,000	85,000,000
0.46%		10/9/13	68,000,000	68,000,000
0.45%		10/18/13	50,000,000	50,000,000
Canadian Imperial Bank of Commerce (NY)
0.52%	(1)	7/2/13	75,000,000	75,000,000
0.47%	(1)	8/22/13	50,000,000	50,000,000
0.36%	(1)	11/6/13	75,000,000	75,000,000
Credit Suisse (NY)
0.28%		3/1/13	30,000,000	30,000,000
0.27%		4/24/13	180,000,000	180,000,000
Mizuho Corporate Bank (NY)
0.28%		2/19/13	20,000,000	20,000,000
0.27%		3/7/13	125,000,000	125,000,000
National Australia Bank (NY)
0.39%		1/2/13	50,000,000	50,000,000
0.47%	(1)	5/1/13	92,732,000	92,732,000
0.48%	(1)	5/3/13	27,000,000	26,997,346
0.49%	(1)	6/14/13	30,000,000	30,000,000
Nordea Bank Finland (NY)
0.42%		1/2/13	40,000,000	40,000,000
0.41%		1/7/13	50,000,000	50,000,000
0.29%		6/11/13	10,000,000	10,000,000
Rabobank Nederland NV (NY)
0.37%		4/2/13	40,000,000	40,003,025
0.37%		4/9/13	150,000,000	150,000,000
0.28%		6/10/13	10,000,000	10,001,331
Royal Bank of Canada (NY)
0.59%		5/10/13	46,367,000	46,367,000
0.36%	(1)	8/12/13	25,000,000	25,000,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    7

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2012

			Face
			Amount	Value
Skandinaviska Enskilda Banken (NY)
0.37%		6/3/13	$200,000,000	$200,000,000
0.38%		6/24/13	10,000,000	10,001,924
Standard Chartered Bank (NY)
0.65%		3/18/13	195,000,000	195,000,000
0.49%		5/6/13	5,000,000	5,000,000
Sumitomo Mitsui Bank (NY)
0.36%		1/3/13	150,000,000	150,000,000
0.30%		1/22/13	25,000,000	25,000,145
0.25%		3/11/13	5,000,000	5,000,000
0.27%		4/1/13	30,000,000	30,000,000
Toronto Dominion Bank (NY)
0.34%		1/4/13	100,000,000	100,000,000
0.24%		4/19/13	50,000,000	50,000,000
0.24%		4/24/13	60,000,000	60,000,000
Westpac Banking Corp. (NY)
0.40%		1/2/13	30,000,000	30,000,000
0.58%		2/12/13	14,722,000	14,723,184
0.40%	(1)	4/24/13	69,550,000	69,550,000
0.61%	(1)	5/24/13	70,000,000	70,000,000
0.37%		11/20/13	25,000,000	25,000,000
Total Certificates of Deposit				3,207,857,210
Commercial Paper (20.8%)
Bank of Tokyo Mitsubishi UFJ Ltd
0.41%		1/2/13	45,000,000	44,999,488
0.28%		3/4/13	20,000,000	19,990,356
0.28%		3/13/13	120,000,000	119,933,733
0.28%		4/10/13	10,000,000	9,992,300
0.28%		4/22/13	15,000,000	14,987,050
Deutsche Bank Financial LLC
0.16%		1/2/13	210,000,000	209,999,067
HSBC USA, Inc.
0.26%		2/1/13	100,000,000	99,977,611
0.26%		3/1/13	20,000,000	19,991,478
0.25%		3/5/13	50,000,000	49,978,125
0.25%		3/11/13	25,000,000	24,988,021
0.25%		4/5/13	15,000,000	14,990,208
JP Morgan Chase & Co.
0.33%	(1)	3/8/13	190,000,000	190,000,000
0.30%		4/22/13	10,000,000	9,990,750
Mizuho Funding LLC
0.29%		4/3/13	50,000,000	49,963,583
0.29%		4/8/13	15,000,000	14,988,481
Nordea North America, Inc.
0.37%		2/15/13	20,000,000	19,990,750
0.37%		2/21/13	12,000,000	11,993,710
0.35%		3/4/13	80,000,000	79,952,467
Rabobank USA Finance Corp.
0.30%		3/7/13	10,000,000	9,994,583
Standard Chartered Bank
0.35%		5/7/13	10,000,000	9,987,750

The accompanying notes are an integral part of these financial statements.

 8    PFM Funds Semi-Annual Report | December 31, 2012

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2012

			Face
			Amount	Value
Svenska Handelsbanken, Inc.
0.39%		1/22/13	$150,000,000	$149,965,875
0.39%		1/28/13	50,000,000	49,985,375
Toyota Motor Credit Corp.
0.55%		3/15/13	72,000,000	71,919,700
0.54%		3/19/13	50,000,000	49,942,250
0.53%		3/22/13	5,000,000	4,994,111
0.47%		5/17/13	80,000,000	79,857,955
Total Commercial Paper				1,433,354,777
Corporate Notes (3.8%)
Berkshire Hathaway, Inc.
0.41%		1/15/13	12,550,000	12,569,546
0.41%		2/11/13	87,503,000	87,670,121
General Electric Capital Corp.
0.93%		1/8/13	15,763,000	15,768,598
0.95%		1/15/13	37,778,000	37,842,608
0.73%		5/1/13	60,274,000	61,075,825
General Electric Co.
0.33%		2/1/13	48,000,000	48,185,819
Total Corporate Notes				263,112,517
U.S. Government & Agency Obligations (8.2%)
Fannie Mae Notes
0.43%	(1)	10/25/13	92,733,000	92,717,757
Federal Home Loan Bank Notes
0.32%	(1)	2/5/13	23,185,000	23,184,103
0.38%	(1)	2/25/13	27,820,000	27,820,000
0.37%	(1)	3/1/13	46,370,000	46,369,215
0.36%	(1)	4/5/13	23,185,000	23,184,395
Freddie Mac Notes
0.36%	(1)	1/10/13	69,552,000	69,551,944
0.40%	(1)	9/3/13	27,821,000	27,820,371
0.38%	(1)	9/12/13	41,731,000	41,722,209
0.47%	(1)	11/18/13	97,370,000	97,361,427
U.S. Treasury Notes
0.17%		9/30/13	45,000,000	45,989,224
0.16%		10/31/13	40,000,000	40,857,547
0.17%		11/15/13	25,000,000	25,887,678
Total U.S.Government & Agency Obligations				562,465,870
Repurchase Agreements (20.5%)
BNP Paribas
0.18%		1/2/13	200,000,000	200,000,000
(Dated 12/31/12, repurchase price $200,002,000, collateralized by Ginnie Mae securities, 4.50% to 5.00%, maturing 9/20/39 to
7/15/40, market value $204,002,040)
0.23%		1/28/13	60,000,000	60,000,000
(Dated 11/28/12, repurchase price $60,023,383, collateralized by Fannie Mae securities, 2.40% to 6.00%, maturing 4/1/27 to
9/1/41, market value $50,418,293; and by Freddie Mac
securities, 5.00% to 6.09%, maturing 11/1/36 to 3/1/41,
market value $10,795,393)

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    9

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series

December 31, 2012	Face
	Amount	Value
BNP Paribas (continued)
0.18% 2/12/13	$175,000,000	$175,000,000
(Dated 12/14/12, repurchase price $175,052,500, collateralized by Fannie Mae securities, 2.21% to 5.39%, maturing 3/1/27 to
9/1/42, market value $144,343,921; by Freddie Mac securities,
3.50%, maturing 12/1/42, market value $4,676,874; and by
Ginnie Mae securities, 4.00% to 5.00%, maturing 8/20/24 to
9/20/40, market value $29,496,163)
0.17% 2/25/13	300,000,000	300,000,000
(Dated 12/20/12, repurchase price $300,094,917, collateralized by Fannie Mae securities, 2.50% to 5.50%, maturing 12/1/27 to
11/1/42, market value $206,668,217; and by Freddie Mac
securities, 2.64% to 5.00%, maturing 9/1/38 to 8/1/42, market value $99,350,568)
Deutsche Bank
0.25% 1/2/13	32,400,000	32,400,000
(Dated 12/31/12, repurchase price $32,400,450, collateralized by Fannie Mae securities, 3.00% to 4.00%, maturing 9/1/32 to
12/1/40, market value $33,048,000)
Goldman Sachs
0.17% 1/4/13	205,000,000	205,000,000
(Dated 12/28/12, repurchase price $205,006,776, collateralized by U.S. Treasury securities, 4.38% to 6.13%, maturing 11/15/27 to 5/15/41, market value $209,100,054)
Merrill Lynch, Pierce, Fenner & Smith
0.16% 1/2/13	316,300,000	316,300,000
(Dated 12/31/12, repurchase price $316,302,812, collateralized by Fannie Mae securities, 3.50% to 5.50%, maturing 1/1/38 to
11/1/42, market value $233,938,249; and by Freddie Mac
securities, 3.50% to 4.00%, maturing 1/1/32 to 12/1/40, market value $88,687,752)
Morgan Stanley
0.20% 1/7/13	125,000,000	125,000,000
(Dated 12/31/12, repurchase price $125,004,861, collateralized by Fannie Mae securities, 2.44% to 3.34%, maturing 11/1/40
to 7/1/42, market value $127,500,000)
Total Repurchase Agreements		1,413,700,000
Total Investments (99.9%)		6,880,490,374
Other Assets in Excess of Other Liabilities (0.1%)		7,253,055
Net Assets (100.0%)		$6,887,743,429
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 4,259,255,845 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)		4,259,255,845
Institutional Class Shares (applicable to 2,444,227,181 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)		2,444,227,181
Independent Schools and Colleges Class Shares (applicable to 5,711,211 outstanding shares of beneficial interest; unlimited shares
authorized; no par value equivalent to $1.00 per share)		5,711,211
Colorado Investors Class Shares (applicable to 178,549,192 outstanding shares of beneficial interest; unlimited shares authorized; no
par value equivalent to $1.00 per share)		178,549,192

(1) Floating Rate Note. Rate shown is that which was in effect at December 31, 2012. The accompanying notes are an integral part of these financial statements.

 10    PFM Funds Semi-Annual Report | December 31, 2012

STATEMENT OF OPERATIONS (UNAUDITED)

Prime Series

Six Months Ended December 31, 2012

Investment Income
Interest Income	$11,922,602
Expenses
Investment Advisory Fees	1,554,645
Administrative Fees	325,648
Transfer Agent Fees:
SNAP Fund Class	424,003
Institutional Class	940,220
Independent Schools and Colleges Class	4,670
Colorado Investors Class	80,135
Custody Fees	134,480
Cash Management Fees:
SNAP Fund Class	55,939
Institutional Class	8,066
Independent Schools and Colleges Class	441
Colorado Investors Class	1,061
Audit Fees	14,873
Legal Fees	67,744
Trustee Fees and Expenses	36,126
Insurance Premiums	40,679
Registration Fees	49,249
Other Expenses	125,275
Total Expenses	3,863,254
Less Transfer Agent Fee Waivers:
SNAP Fund Class	(235,330)
Independent Schools and Colleges Class	(1,990)
Colorado Investors Class	(34,575)
Net Expenses	3,591,359
Net Investment Income	8,331,243
Net Realized Gain on Sale of Investments	149,213
Net Increase in Net Assets Resulting from Operations	$8,480,456

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    11

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Six Months Ended
	December 31,	Year
	2012	Ended
	(unaudited)	June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$8,331,243	$12,968,156
Net Realized Gain on Sale of Investments	149,213	280,770
Net Increase in Net Assets	8,480,456	13,248,926
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(6,095,018)	(9,076,275)
Institutional Class Shares	(2,158,966)	(3,109,750)
Independent Schools and Colleges Class Shares	(5,063)	(9,642)
Florida Education Class Shares	–	(894,323)
Colorado Investors Class Shares	(221,409)	(158,936)
Total Distributions	(8,480,456)	(13,248,926)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	1,422,434,991	3,569,352,668
Institutional Class Shares	11,436,946,330	18,070,601,903
Independent Schools and Colleges Class Shares	5,524,780	5,369,433
Florida Education Class Shares	–	411,385,476
Colorado Investors Class Shares	258,521,498	347,509,669
Redeemed:
SNAP Fund Class Shares	(1,431,016,663)	(2,600,483,301)
Institutional Class Shares	(10,942,515,127)	(17,850,871,169)
Independent Schools and Colleges Class Shares	(4,578,033)	(4,388,448)
Florida Education Class Shares	–	(695,713,966)
Colorado Investors Class Shares	(241,617,755)	(186,244,565)
Distributions Reinvested:
SNAP Fund Class Shares	6,095,018	9,076,275
Institutional Class Shares	2,158,966	3,109,750
Independent Schools and Colleges Class Shares	5,063	9,642
Florida Education Class Shares	–	894,323
Colorado Investors Class Shares	221,409	158,936
Net Increase from Capital Share Transactions	512,180,477	1,079,766,626
Total Increase in Net Assets	512,180,477	1,079,766,626
Net Assets
Beginning of Period	6,375,562,952	5,295,796,326
End of Period	$6,887,743,429	$6,375,562,952

The accompanying notes are an integral part of these financial statements.

 12    PFM Funds Semi-Annual Report | December 31, 2012

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period(1)

Government Series

	Six Months						Nine Months
	Ended						Ended		Year Ended
	December 31,		Year Ended June 30,				June 30,		September 30,
	2012		2012	2011	2010	2009	2008		2007
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000		$1.000
Income From
Investment Operations
Net Investment Income	0.0002		0.0004	0.001	0.002	0.012	0.026		0.051
Total From Operations	0.0002		0.0004	0.001	0.002	0.012	0.026		0.051
Less: Distributions
Net Investment Income	(0.0002)		(0.0004)	(0.001)	(0.002)	(0.012)	(0.026)		(0.051)
Total Distributions	(0.0002)		(0.0004)	(0.001)	(0.002)	(0.012)	(0.026)		(0.051)
Net Asset Value,
End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000		$1.000
Total Return	0.02	%(4)	0.04%	0.09%	0.17%	1.20%	2.63	%(4)	5.19%
Ratios/Supplemental Data
Net Assets,
End of Period (000)	$200,428		$311,091	$361,182	$685,163	$363,554	$167,377		$303,089
Ratio of Expenses
to Average Net Assets(2)	0.20	%(3)	0.15%	0.18%	0.18%	0.24%	0.28	%(3)	0.27%
Ratio of Expenses to
Average Net Assets
Before Fee Waivers
and Recoupments(2)	0.22	%(3)	0.21%	0.20%	0.22%	0.26%	0.28	%(3)	0.27%
Ratio of Net Investment
Income to Average
Net Assets	0.04	%(3)	0.04%	0.09%	0.16%	1.00%	3.52	%(3)	5.07%
Ratio of Net Investment
Income to Average
Net Assets Before Fee
Waivers and
Recoupments	0.02	%(3)	-0.02%	0.07%	0.12%	0.98%	3.52	%(3)	5.07%

(1)	On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of the Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)	For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.

(4)	Not annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    13

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2012		Face
		Amount	Value
U.S. Government & Agency Obligations (62.6%)
Fannie Mae Notes
0.24%	2/12/13	$441,000	$442,697
0.23%	2/22/13	11,153,000	11,176,914
0.17%	2/26/13	775,000	775,676
0.19%	3/15/13	1,831,000	1,846,455
0.21%	3/25/13	535,000	539,979
0.17%	5/28/13	1,000,000	1,016,034
0.20%	7/12/13	1,370,000	1,396,531
0.19%	8/9/13	4,000,000	4,007,407
0.25%	12/18/13	600,000	602,891
Federal Farm Credit Bank Discount Notes
0.25%	1/14/13	762,000	761,931
Federal Farm Credit Bank Notes
0.24%	2/15/13	600,000	599,938
0.30%	5/23/13	600,000	600,693
0.20%	6/25/13	940,000	945,296
0.24%	11/4/13	500,000	501,934
0.25%	12/11/13	545,000	571,668
0.35%(1)	7/14/14	3,000,000	3,004,193
0.48%(1)	11/28/14	650,000	652,208
Federal Farm Credit Bank Notes (Callable)
0.31%	8/7/13	4,000,000	3,996,905
Federal Home Loan Bank Discount Notes
0.27%	2/4/13	750,000	749,808
Federal Home Loan Bank Notes
0.20%	1/3/13	5,000,000	5,000,003
0.25%	1/16/13	610,000	610,310
0.22%	2/1/13	2,100,000	2,099,823
0.19%	2/6/13	1,000,000	999,979
0.19%	2/8/13	500,000	499,989
0.21%	3/5/13	750,000	749,890
0.24%	3/20/13	500,000	501,476
0.20%	4/23/13	1,100,000	1,099,756
0.19%	6/7/13	4,000,000	4,002,708
0.18%	6/14/13	510,000	518,477
0.21%	6/14/13	1,185,000	1,192,528
0.28%	7/1/13	2,000,000	1,999,667
0.19%	7/30/13	595,000	595,189
0.32%(1)	8/1/13	5,000,000	5,000,000
0.19%	8/13/13	1,350,000	1,350,759
0.18%	8/28/13	3,235,000	3,241,764
0.20%	9/6/13	2,000,000	2,000,641
0.20%	9/13/13	475,000	483,018
0.23%	10/18/13	600,000	599,843
0.25%(1)	11/8/13	5,000,000	4,998,300
0.22%	11/25/13	600,000	600,416
0.25%	12/3/13	500,000	500,191
Freddie Mac Notes
0.21%	1/9/13	8,263,000	8,265,095
0.36%(1)	1/10/13	7,000,000	6,999,965
0.21%	1/15/13	2,653,000	2,657,319

The accompanying notes are an integral part of these financial statements.

 14    PFM Funds Semi-Annual Report | December 31, 2012

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series

December 31, 2012		Face
		Amount	Value
Freddie Mac Notes (continued)
0.21%	4/15/13	$1,600,000	$1,606,479
0.20%	4/19/13	1,000,000	1,001,790
0.23%	5/29/13	400,000	405,340
0.19%	7/15/13	2,000,000	2,046,226
0.40%(1)	9/3/13	5,500,000	5,499,627
0.38%(1)	9/12/13	5,000,000	4,998,946
0.47%(1)	11/18/13	10,000,000	9,999,119
U.S. Treasury Notes
0.18%	3/31/13	3,000,000	3,017,073
0.18%	6/15/13	2,000,000	2,008,542
0.19%	6/30/13	2,000,000	2,031,531
0.20%	8/15/13	2,000,000	2,050,204
Total U.S. Government & Agency Obligations			125,421,141

U.S. Government Supported Corporate Debt (3.2%)
Straight-A Funding LLC
0.19%	3/8/13	6,500,000	6,497,839
Total U.S. Government Supported Corporate Debt			6,497,839

Repurchase Agreements (33.8%)
Barclays Capital
0.12%	1/2/13	15,000,000	15,000,000
(Dated 12/26/12, repurchase price $15,000,350, collateralized by
Federal Farm Credit Bank discount securities, maturing 2/10/24, market value $15,300,895)
BNP Paribas
0.23%	1/28/13	10,000,000	10,000,000
(Dated 11/28/12, repurchase price $10,003,897, collateralized by
Fannie Mae securities, 4.50% to 6.00%, maturing 4/1/20 to 9/1/41, market value $4,766,215; and by Freddie Mac securities, 4.00% to
6.50%, maturing 11/1/17 to 12/1/40, market value $5,436,066)
0.18%	2/12/13	7,000,000	7,000,000
(Dated 12/14/12, repurchase price $7,002,100, collateralized by
Fannie Mae securities, 2.69% to 5.50%, maturing 8/1/20 to 11/1/40, market value $3,314,977; and by Freddie Mac securities, 2.36% to
6.00%, maturing 12/1/25 to 2/1/38, market value $3,825,702)
Deutsche Bank
0.25%	1/2/13	18,800,000	18,800,000
(Dated 12/31/12, repurchase price $18,800,261, collateralized by
Fannie Mae securities, 4.00%, maturing 6/1/42, market value
$19,176,001)
Goldman Sachs
0.17%	1/4/13	17,000,000	17,000,000
(Dated 12/28/12, repurchase price $17,000,562, collateralized by
U.S. Treasury securities, 3.75%, maturing 11/15/18, market value
$17,340,104)
Total Repurchase Agreements			67,800,000
Total Investments (99.6%)			199,718,980
Other Assets in Excess of Other Liabilities (0.4%)			708,525
Net Assets (100.0%)
Applicable to 200,427,505 outstanding shares of beneficial interest
(unlimited shares authorized; no par value equivalent to $1.00 per share)			$ 200,427,505

(1) Floating Rate Note. Rate shown is that which was in effect at December 31, 2012. The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    15

STATEMENT OF OPERATIONS (UNAUDITED)

Government Series

Six Months Ended December 31, 2012

Investment Income
Interest Income	$294,040
Expenses
Investment Advisory Fees	84,015
Administrative Fees	12,002
Transfer Agent Fees	108,020
Custody Fees	7,655
Audit Fees	12,038
Legal Fees	5,208
Trustee Fees and Expenses	1,335
Insurance Premiums	5,059
Registration Fees	12,000
Other Expenses	18,270
Total Expenses	265,602
Less Transfer Agent Fee Waivers	(18,316)
Net Expenses	247,286
Net Investment Income	46,754
Net Realized Gain on Sale of Investments	4,046
Net Increase in Net Assets Resulting from Operations	$50,800

The accompanying notes are an integral part of these financial statements.

 16    PFM Funds Semi-Annual Report | December 31, 2012

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Six Months Ended
	December 31,	Year Ended
	2012	June 30,
	(unaudited)	2012
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$46,754	$151,118
Net Realized Gain on Sale of Investments	4,046	31,102
Net Increase in Net Assets	50,800	182,220
Distribution
Net Investment Income	(46,754)	(151,118)
Net Realized Gain on Sale of Investments	(4,046)	(31,102)
Total Distributions	(50,800)	(182,220)
Capital Share Transactions (at $1.00 per share)
Issued	214,021,791	4,773,807,023
Redeemed	(324,735,783)	(4,824,081,045)
Distributions Reinvested	50,800	182,220
Net Decrease from Capital Share Transactions	(110,663,192)	(50,091,802)
Total Decrease in Net Assets	(110,663,192)	(50,091,802)
Net Assets
Beginning of Period	311,090,697	361,182,499
End of Period	$200,427,505	$311,090,697

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2012    17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust –SNAP Fund Series in the amount of $1,846,930,532. On September 29, 2008, Prime Series acquired the assets and stated liabilities of CCRF Prime Portfolio, a series of CCRF, in the amount of $418,379,511 (“CCRF Reorganization”) and acquired the assets and stated liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”), in the amounts of $212,240,679 and $32,805,565, respectively (“Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Trust, in the amount of $166,624,634 (“Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, Cadre Money Reorganization and Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes. The net assets of Government Series prior to the Cadre Government Reorganization were $12,699,826. The net assets of Prime Series prior to the CCRF Reorganization and Cadre Money Reorganization were $3,233,719,108.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in shares of money market mutual funds that invest exclusively in instruments in which Prime Series may invest. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and shares of money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares

 18    PFM Funds Semi-Annual Report | December 31, 2012

(“Institutional Shares”), Independent Schools and Colleges Class shares (“Independent Schools Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). Prime Series previously offered Florida Education Class shares, however, on May 22, 2012 all shares of the Florida Education Class were redeemed and the class is currently not active. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity at original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month, unless specific instructions are received to pay dividends in cash. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2012, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes.

PFM Funds Semi-Annual Report | December 31, 2012    19

All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

7.	The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair values of money market securities held by the Funds, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There have been no transfers between levels during the six months ended December 31, 2012.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund at an annual rate of average daily net assets of each Fund or share class thereof, as follows:

 20    PFM Funds Semi-Annual Report | December 31, 2012

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Prime Series – Colorado Investors Class	0.09%
Government Series	0.09%

Fees for transfer agent services provided to the Independent Schools Shares are calculated at an annual rate that is determined as follows: 0.17% of the average daily net assets of the class up to $100 million; the rate decreases by 0.01% of the average daily net assets of the class for each additional $100 million of net assets of the class up to $1 billion; the rate applied for average daily net assets of the class over $1 billion is 0.07% of the average daily net assets of the class. Pursuant to contractual expense limitation agreements currently in place through October 31, 2013, PFM has agreed to waive a portion of investment advisory, administration or transfer agency fees in order to limit ordinary operating expenses of the Independent Schools and Colleges Class and Colorado Investors Class to not more than 0.26% and 0.12%, respectively, of average daily net assets. PFM may also voluntarily waive a portion of transfer agency fees payable by the SNAP Fund Class. PFM waived $271,895 of fees under its transfer agency agreement to reduce the operating expenses of these classes of the Prime Series for the six months ended December 31, 2012.

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement (“Fee Reduction Agreement”) with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Fee Reduction Agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Fee Reduction Agreement; and (ii) any fees reduced subject to the Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar month to which they relate.

The chart that follows depicts the fees waived by PFM during the six months ended December 31, 2012 and cumulatively since the inception of the Fee Reduction Agreement. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Plan both during the six months ended December 31, 2012 and cumulatively, as well as the amounts which remain to be recoverable as of December 31, 2012 and the term over which any unreimbursed amounts expire.

PFM Funds Semi-Annual Report | December 31, 2012    21

	Six Months	Cumulatively
	Ended	Through
	December 31, 2012	December 31, 2012
Waived fees	$18,316	$490,573
Amounts reimbursed	-	-
Amounts unrecoverable	-	-
Remaining recoverable	$18,316	$490,573
Waivers not reimbursed become
unrecoverable in fiscal year-end:
June 30, 2013		$120,169
June 30, 2014		94,689
June 30, 2015		257,399
June 30, 2016		18,316
Total		$490,573

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust (the “Board”). For the six month period ended December 31, 2012, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of December 31, 2012 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

 22    PFM Funds Semi-Annual Report | December 31, 2012

As of December 31, 2012, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series %
AA+	27.9%	75.4%
A-1+	26.8%	11.5%
A-1	40.7%	–
Exempt*	4.6%	13.1%

* Represents investments in U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at December 31, 2012.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that

PFM Funds Semi-Annual Report | December 31, 2012    23

no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at December 31, 2012 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series %	Government Series %
Barclays PLC*	<5.0%	7.5%
BNP Paribas*	13.7%	8.5%
Deutsche Bank*	<5.0%	9.4%
Fannie Mae	<5.0%	10.9%
Federal Farm Credit Banks	-	5.8%
Federal Home Loan Banks	<5.0%	19.7%
Freddie Mac	<5.0%	21.8%
Goldman Sachs*	<5.0%	8.5%

* These issuers are counterparties to repurchase agreements entered into by the Funds. These repurchase agreements are collateralized by obligations of the United States government or its agencies or instrumentalities

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less. The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at December 31, 2012 were 53 days and 55 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at December 31, 2012 are as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Cash and Cash Equivalents	$512,508	1 Day	$340,698	1 Day
Certificates of Deposit	3,207,857,210	77 Days	-
Commercial Paper	1,433,354,777	46 Days	-
Corporate Notes	263,112,517	51 Days	-
U.S. Government Agency
Notes	449,731,421	3 Days	114,802,051	77 Days
U.S. Government Agency
Discount Notes	-	-	1,511,739	24 Days
U.S. Government Supported
Corporate Debt	-	-	6,497,839	67 Days
U.S. Treasury Notes	112,734,449	295 Days	9,107,351	159 Days
Repurchase Agreements	1,413,700,000	5 Days	67,800,000	4 Days
Total	$6,881,002,882		$200,059,678

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to one day.

 24    PFM Funds Semi-Annual Report | December 31, 2012

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

(UNAUDITED)

The Board is responsible for the overall supervision of the Funds and the Trust. Prior to the Trust’s conversion from a Virginia corporation to a Virginia business trust, each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee (1996), Chairman of the Board (2008) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, The Collegiate School, Richmond, Virginia, 1988 to 2008; (2)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None

President, Commonwealth Financial Group, 1994 to present;

President, Laine Financial Group, Inc. (an investment advisory firm)

1992 to present; former President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan

Trustee (2008), Chairman of the Nominating and Governance Committee (2009)

Birthyear: 1949

Other directorships: Michigan Virtual University, Michigan Public School Employees Retirement System, Regional Educational Laboratory Midwest

State Superintendent of Education, State of Michigan, 2005 to present; (2)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995-2012) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)

Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

PFM Funds Semi-Annual Report | December 31, 2012    25

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None

President, PFM Asset Management LLC, 2001 to present; President, PFMFund Distributors, Inc., 2001 to present; Treasurer and Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director, Public Financial Management, Inc.,1989 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None

Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None

Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; Vice President – Compliance, Deutsche Asset Management, 2006 to 2008; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, M.G.T. Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)

Ann Davis, M.G.T. Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)

Bruce A. Lebsack, CGMA Advisory Board Member (2012) Birthyear: 1953 Other directorships: None	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado, 1981 to present; (2)

Evelyn Whitley Advisory Board Member (2011) Birthyear: 1959 Other directorships: None	Director of Debt Management, Virginia Department of Treasury,1993 to present; (2)

 26    PFM Funds Semi-Annual Report | December 31, 2012

Each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 annual retainer. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2012.

The Board has established a Nominating and Governance Committee, which consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee did not meet during the six months ended December 31, 2012.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

PFM Funds Semi-Annual Report | December 31, 2012    27

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2012. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

 28    PFM Funds Semi-Annual Report | December 31, 2012

Expenses and Value of a $1,000 Investment in the Funds for the Six Months Ended December 31, 2012

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,001.45	$0.42
Institutional Class	$1,000.00	$1,001.05	$0.82
Independent Schools Class	$1,000.00	$1,000.93	$0.94
Colorado Investors Class	$1,000.00	$1,001.26	$0.62
Government Series	$1,000.00	$1,000.22	$1.04

Based on Actual Fund Expenses
and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.78	$0.43
Institutional Class	$1,000.00	$1,024.38	$0.83
Independent Schools Class	$1,000.00	$1,024.26	$0.95
Colorado Investors Class	$1,000.00	$1,024.59	$0.62
Government Series	$1,000.00	$1,024.17	$1.05

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.08%, 0.16%, 0.19% and 0.12% for the Prime Series SNAP Class, Institutional Class, Independent Schools Class and Colorado Investors Class, respectively, and 0.20% for the Government Series multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Semi-Annual Report | December 31, 2012    29

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held in person on November 9, 2012, the Trust’s Board, including a majority of the Trust’s Independent Trustees, unanimously approved the renewal of the investment advisory agreements between the Trust, on behalf of each of the Funds, and PFM (each an “Investment Advisory Agreement” and, collectively, the “Investment Advisory Agreements”). In making its decision, the Board considered information furnished throughout the year in connection with regular Board meetings, as well as information prepared specifically for purposes of determining whether to renew each Fund’s Investment Advisory Agreement.

In considering these materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although the Board considered each of the Investment Advisory Agreements at the same Board meeting, information was provided and separately considered by the Board with respect to each of the Funds. In approving the continuance of the Investment Advisory Agreement for each Fund, the Board, including a majority of Independent Trustees, determined that the advisory fee structure for each of the Funds was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the respective Fund. Although attention was given by the Trustees to all information furnished, and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the continuation of each Fund’s Investment Advisory Agreement, the following discussion notes the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

Nature, Scope and Quality of Services. The Board considered the services provided by PFM to the Funds and their shareholders. In reviewing the nature, scope and quality of services, the Board considered the structure and capabilities of PFM, including technology and operational support, which supports the services provided to the Trust, as well as the experience and qualifications of PFM personnel providing services to the Trust. It also considered PFM’s research and portfolio management capabilities, its strong focus on credit review and analysis, as well as its administrative and compliance infrastructure, including PFM’s ability to provide high quality administrative, transfer agency and other services to the Funds. The Board reviewed and discussed the experience and qualifications of key personnel of PFM and reviewed biographical information regarding such personnel which was provided at the meeting. The Board also reviewed financial information and other information concerning PFM and its services. The Board noted its overall satisfaction with the nature, quality and extent of services provided by PFM and concluded that the Funds were receiving all services required to be provided by PFM under the Investment Advisory Agreements and that such services were of very high quality.

 30    PFM Funds Semi-Annual Report | December 31, 2012

Comparative Fees and Expenses. The Board considered the fees and expenses of each Fund compared to those of similar accounts and funds. It was noted that, as of June 30, 2012, the effective total expense ratios for Government Series and the SNAP Fund Class, Institutional Class, Independent Schools and Colleges Class and Colorado Investors Class of Prime Series were 0.148%, 0.088%, 0.166%, 0.140% and 0.122%, respectively, of net assets. The Board also noted that the investment advisory fees of the Funds are fair, among the lowest of the lowest charged by PFM to its advisory clients and that the fees and expenses of the Funds and share classes are within the lower range of fees and expense ratios of similar money market funds managed by other investment advisers.

Investment Performance. The Board considered the investment performance of PFM and the Funds. The Board noted that the net returns for the one-year period ended June 30, 2012 for Government Series and the SNAP Fund Class, Institutional Class, Independent Schools and Colleges Class and Colorado Investors Class of Prime Series were 0.04%, 0.26%, 0.18%, 0.21% and 0.22%, respectively. The Board reviewed and discussed this performance information and reviewed the performance of the Funds relative to that of comparable funds and portfolios, including other accounts and funds managed by PFM. Based on its review, the Board concluded that the performance of each Fund was relatively good on a gross basis and superior on a net basis (after giving consideration to fees, fee waivers and expenses).

Economies of Scale. With regard to economies of scale, the Board noted that economies of scale in the costs of services are realized when a fund’s assets increase significantly. The Board determined that current fee levels, which are low by industry standards, appropriately reflect economies realized by PFM.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the costs incurred by PFM and the profits realized by PFM and its affiliates from their relationships with the Trust for the one year periods ended December 31, 2009, December 31, 2010 and December 31, 2011 and for the six month period ended June 30, 2012. The Board reviewed and discussed the information contained therein, including the methodology for allocation of expenses. After reviewing the information in the profitability analysis, the Board determined that PFM’s profits from its relationship with the Funds are reasonable and that, given the investment performance of the Funds and superior service levels and quality, the current profitability of PFM resulting from its relationship with the Trust and each of the Funds was not excessive. The Board also determined that PFM does not receive any significant indirect benefits from its relationship with the Trust or the Funds and does not receive any “float” benefit in connection with transfers of funds in connection with the purchase or redemption of shares of the Funds.

General Conclusions. The Board concluded that: PFM has historically done an outstanding job in providing investment advisory and other services to the Trust, especially during recent years in a very difficult market environment; the Trust benefits from the high ethical standards that are adhered to by PFM and its personnel; and PFM has delivered excellent value to the Trust.

PFM Funds Semi-Annual Report | December 31, 2012    31

Page left intentionally blank.

Investment Adviser,

Administrator &

Transfer Agent

PFM Asset Management LLC

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

Distributor

PFM Fund Distributors, Inc.

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

Custodian

U.S. Bank, N.A.

60 Livingston Avenue

St. Paul, Minnesota 55107

Depository Banks

U.S. Bank, N.A.

60 Livingston Avenue

St. Paul, Minnesota 55107

Wells Fargo Bank, N.A.

1021 East Cary Street

Richmond, Virginia 23219

Independent Registered

Public Accounting Firm

Ernst & Young LLP

One Commerce Square, Suite 700

2005 Market Street

Philadelphia, Pennsylvania 19103

Legal Counsel

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044 1-800-338-3383	4112 • 2/13

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2012.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2012.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2012.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2012.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/7/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/7/2013

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	3/7/2013

* Print the name and title of each signing officer under his or her signature.